OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street
New York, New York 10281

January 20, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Registration Statement on Form N-14 for Oppenheimer Main Street Fund

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933, as amended (the "Securities Act"), is a Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, Securities Act File No. 333-171388 (the "Registration Statement") of Oppenheimer Main Street Fund (the "Registrant"), a series of Oppenheimer Main Street Funds, Inc.

On December 23, 2010, we filed the Registration Statement on Form N-14 in connection with the merger of Oppenheimer Principal Protected Main Street Fund II, a series of Oppenheimer Principal Protected Trust, into the Registrant. This Pre-Effective Amendment No. 1 to the Registration Statement is being filed to update Part C of the Registration Statement filing, to file a form of tax opinion, and to file a delaying amendment pursuant to Rule 473 under the Securities Act. Additionally included in this filing is a request for acceleration of the effective date of the Registration Statement to January 25, 2011 or as soon thereafter as practicable.

The Staff is requested to address any comments or questions you may have on this filing to:

Nancy S. Vann
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089

nvann@oppenheimerfunds.com

Thank you for your assistance.

Sincerely,

/s/ Edward Gizzi
--------------------------------------

Edward Gizzi
Vice President & Assistant Counsel
Tel.: 212.323.4091
Fax: 212.323.4070

cc:     Valerie J. Lithotomos, Esq., Securities and Exchange Commission

  Nancy S. Vann, Esq.

  K&L Gates LLP

  KPMG LLP

         Gloria LaFond